Cash and cash equivalents and financial investments (Details 1 - Textuals) - Interbank Deposit Certificate (CDI)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Minimum
Cash and cash equivalents and financial investments
Percentage of short-term interest earning bank deposits classified as cash equivalents	90.00%	100.50%
Maximum
Cash and cash equivalents and financial investments
Percentage of short-term interest earning bank deposits classified as cash equivalents	100.00%	103.00%